Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Property And Equipment Net Abstract
Office equipment	$ 295,185	$ 321,578
Leasehold improvements	450,709	323,385
Subtotal	745,894	644,963
Less: accumulated depreciation and amortization	(401,866)	(270,345)
Property and equipment, net	$ 344,028	$ 374,618